                         Supplement dated July 19, 2000
                       To the Prospectus dated May 1, 2000
                   Of Flag Investors Communications Fund, Inc.
                             (Institutional Shares)


The Prospectus dated May 1, 2000 of Flag Investors Communications Fund, Inc. (Institutional Shares) is hereby amended and supplemented by the following:

The Board of Directors of the Fund has called a Special Meeting of shareholders to be held on August 31, 2000. At the Special Meeting, Fund shareholders of record as of July 5, 2000 are voting to approve the following matters:

         o Changes to the Fund's fee arrangements, including new advisory and sub-advisory agreements for the Fund that increase the fees paid to the Fund's advisor and sub-advisor. The impact of the Fund's new fee arrangements is described below.

         o The restructuring of the Fund into a master-feeder format (the "Restructuring") under which the Fund would become a "feeder" fund investing all of its assets in a "master" portfolio. The new structure will not change the Fund's investment objective, strategies and risks. The investment advisor and sub-advisor who are currently responsible for managing the Fund's assets will remain the same.

         o A proposed sub-advisory agreement to reflect an expected change of control of the Fund's sub-advisor in March 2001. This change of control is not expected to have any impact on the quality and nature of the services that the sub-advisor provides to the Fund.


If the changes to the Fund's fee arrangements and the Restructuring are both approved, the changes to the Fund's fee arrangements will go into effect immediately upon shareholder approval. The Restructuring would take place on or about October 2, 2000.

If the changes to the Fund's fees become effective, the Annual Fund Operating Expenses portion of the table appearing under "Fees And Expenses Of The Institutional Shares" on page 2 of the prospectus and the Example that follows the table would be replaced with the following:


Annual Fund Operating Expenses
(expenses that are deducted from Fund Assets)

Management Fees                                       0.73%
Distribution and/or Service (12b-1) Fees              None
Other Expenses                                        0.29%
                                                     -----
Total Annual Fund Operating Expenses                  1.02%
Less Fee Waivers***                                  (0.15%)
                                                    ------
Total Annual Fund Operating Expenses                  0.87%
                                                    ======


*** The Fund's Advisor and Administrator have contractually agreed to an aggregate fee for waiver equal to 0.15% of the Fund's average daily net assets. This agreement will continue until at least August 31, 2002.

-------------------------

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This is a hypothetical example only, and is not intended to suggest that the Fund's future performance will match the assumptions used in the example.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the fee waiver applies during the first two years only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year      3 Years    5 Years    10 Years

  Institutional Shares       $89          $299       $533      $1,220







               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         Supplement dated July 19, 2000
                       To the Prospectus dated May 1, 2000
                   Of Flag Investors Communications Fund, Inc.
                     (Class A, Class B, and Class C Shares)


The Prospectus dated May 1, 2000 of Flag Investors Communications Fund, Inc. (Class A, Class B, and Class C Shares) is hereby amended and supplemented by the following:

The Board of Directors of the Fund has called a Special Meeting of shareholders to be held on August 31, 2000. At the Special Meeting, Fund shareholders of record as of July 5, 2000 are voting to approve the following matters:

         o Changes to the Fund's fee arrangements, including new advisory and sub-advisory agreements for the Fund that increase the fees paid to the Fund's advisor and sub-advisor. The impact of the Fund's new fee arrangements is described below.

         o The restructuring of the Fund into a master-feeder format (the "Restructuring") under which the Fund would become a "feeder" fund investing all of its assets in a "master" portfolio. The new structure will not change the Fund's investment objective, strategies and risks. The investment advisor and sub-advisor who are currently responsible for managing the Fund's assets will remain the same.

         o A proposed sub-advisory agreement to reflect an expected change of control of the Fund's sub-advisor in March 2001. This change of control is not expected to have any impact on the quality and nature of the services that the sub-advisor provides to the Fund.


If the changes to the Fund's fee arrangements and the Restructuring are both approved, the changes to the Fund's fee arrangements will go into effect immediately upon shareholder approval. The Restructuring would take place on or about October 2, 2000.

If the changes to the Fund's fees become effective, the Annual Fund Operating Expenses portion of the table appearing under "Fees And Expenses Of The Fund" on page 2 of the prospectus and the Example that follows the table would be replaced with the following:


Annual Fund Operating Expenses                       Class A         Class B       Class C
(expenses that are deducted from Fund Assets)        Shares          Shares        Shares
                                                     ------          ------        ------

Management Fees                                       0.73%          0.73%          0.73%
Distribution and/or Service (12b-1) Fees              0.25%          0.75%          0.75%
Other Expenses (including a 0.25% shareholder
    servicing fee for Class B and Class C Shares)     0.28%          0.53%          0.52%
                                                      -----          -----          -----
Total Annual Fund Operating Expenses                  1.26%          2.01%          2.00%
Less Fee Waivers***                                  (0.15%)        (0.15%)        (0.15%)
                                                   -------        -------        -------
Total Annual Fund Operating Expenses                  1.11%          1.86%          1.85%
                                                   ========       =======        =======


*** The Fund's Advisor and Administrator have contractually agreed to an aggregate fee for waiver equal to 0.15% of the Fund's average daily net assets. This agreement will continue until at least August 31, 2002.

-------------------------

Example:

This Example is intended to help you compare the cost of investing in each class of the Fund with the cost of investing in other mutual funds. This is a hypothetical example only, and is not intended to suggest that the Fund's future performance will match the assumptions used in the example.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, the fee waiver applies during the first two years only and all expenses reflect the maximum applicable sales charges. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year    3 Years   5 Years     10 Years

     Class A Shares                $657       $899     $1,176      $1,963
     Class B Shares                $689       $901     $1,255      $2,028
     Class C Shares                $288       $598     $1,049      $2,302



You  would pay the following expenses if you did not redeem your shares:


                                  1 Year    3 Years   5 Years     10 Years

     Class A Shares                $657       $899     $1,176      $1,963
     Class B Shares                $189       $601     $1,055      $2,028
     Class C Shares                $188       $598     $1,049      $2,302






               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.